Acquisition of Chaarat ZAAV CJSC - Narratives (Details)			3 Months Ended	12 Months Ended
	Jan. 27, 2026 USD ($)	Apr. 27, 2025	Mar. 31, 2026 USD ($) item	Mar. 31, 2026 USD ($)
ACQUISITION OF CHAARAT ZAAV CJSC
Contingent consideration payable			$ 70	$ 70
Cash consideration received for transfer of ownership interest				0.00%
Number of contingent payment stages | item			2
Chaarat ZAAV CJSC
ACQUISITION OF CHAARAT ZAAV CJSC
Proportion of interest in Joint Venture		70.00%
Proportion of interest in Joint Venture by counterparty		30.00%		30.00%
Fortune Gold Mining (H.K.)Limited ("FGHK")
ACQUISITION OF CHAARAT ZAAV CJSC
Percentage of ownership interest to be transferred				70.00%
Fortune Gold Mining (H.K.)Limited ("FGHK") | Chaarat ZAAV CJSC
ACQUISITION OF CHAARAT ZAAV CJSC
Proportion of interest in Joint Venture				70.00%
Tulkbash and Kyzyltash gold project
ACQUISITION OF CHAARAT ZAAV CJSC
Percentage of interest held in mining license acquisition		100.00%
Tulkbash and Kyzyltash gold project | Fortune Gold Mining (H.K.)Limited ("FGHK")
ACQUISITION OF CHAARAT ZAAV CJSC
Percentage of interest held in mining license acquisition			99.99%	99.99%
Tulkbash and Kyzyltash gold project | Wonder Success Limited (H.K.) ("WS")
ACQUISITION OF CHAARAT ZAAV CJSC
Percentage of interest held in mining license acquisition			0.01%	0.01%
Chaarat ZAAV CJSC
ACQUISITION OF CHAARAT ZAAV CJSC
Percentage of interest acquired in asset acquisition	100.00%		100.00%	100.00%
Payments made to acquire asset	$ 92,000,000			$ 92,000,000
Ownership interest committed to transfer to NIA				30.00%
Contingent consideration payable	$ 0		$ 70,000,000	$ 70,000,000
Percentage of common shares transferred	100.00%
Chaarat ZAAV CJSC | Payable upon the Kyrgyz Government issuing the statutory pre-emptive right waiver and extending the mining licence to 2062
ACQUISITION OF CHAARAT ZAAV CJSC
Contingent consideration payable			60,000,000	60,000,000
Chaarat ZAAV CJSC | Payable upon achievement of the remaining contractual milestones.
ACQUISITION OF CHAARAT ZAAV CJSC
Contingent consideration payable			$ 10,000,000	$ 10,000,000
Chaarat ZAAV CJSC | Wonder Success Limited (H.K.) ("WS")
ACQUISITION OF CHAARAT ZAAV CJSC
Percentage of ownership interest to be transferred				30.00%
Chaarat ZAAV CJSC | Tulkbash and Kyzyltash gold project
ACQUISITION OF CHAARAT ZAAV CJSC
Percentage of interest acquired in asset acquisition			100.00%	100.00%